CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603


                               September 5, 2013


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


         Re:          First Trust Exchange-Traded Fund IV
                   (Registration Nos. 333-174332, 811-22559)
                -----------------------------------------------


Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund IV (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the form of Supplement to the Prospectus and Statement of Additional Information for the Registrant filed pursuant to Rule 497 on September 4, 2013. The Registration Statement relates to First Trust Tactical High Yield ETF, a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                           Very truly yours,

                                           CHAPMAN AND CUTLER LLP


                                           By: /s/ Morrison C. Warren
                                               ---------------------------------
                                                   Morrison C. Warren

Enclosures